Note 12 - Revenue Recognition (Tables)	12 Months Ended
Oct. 31, 2025
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
	Years ended October 31,
	2025	2024
United States	$57,791,446	$52,352,338
Outside the United States	15,246,767	14,321,761
Total net sales	$73,038,213	$66,674,099